REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,857,584	$ 5,133,339	$ 4,649,581
Revenue from rendering of services	97,249	105,002	111,804
Revenue	5,954,833	5,238,341	4,761,385
Revenues from transactions with other operating segments	0	0	0
Finance income	20,895	19,640	29,701
Finance costs	(214,779)	(287,958)	(258,467)
Net finance costs	(193,884)	(268,318)	(228,766)
Depreciation and amortizations	407,422	421,551	409,387
Sum of significant income accounts	91,846	92,974	228,257
Sum of significant expense accounts	28,059	141,472	27,758
Profit (loss) of each reportable segment	726,759	270,352	217,577
Associates	3,043	4,855	16,348
Joint ventures	14,203	12,162	7,591
Income Tax	(226,765)	30,992	(45,647)
Total Ordinary Income	5,954,833	5,238,341	4,761,385
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	900,669	637,966	511,718
Acquisition and contribution of investments in associates and joint venture	3,023	0	153,135
Segment assets	14,593,748	13,994,600	14,006,181
Segments assets (excluding deferred tax assets)	14,589,113	13,986,334	14,000,084
Deferred tax assets	4,635	8,266	6,097
Associates	155,609	158,967	265,775
Joint Ventures	202,444	209,805	180,773
Segment liabilities	7,254,777	6,877,707	7,006,898
Segment liabilities (excluding deferred tax liabilities)	5,837,119	5,392,343	5,375,833
Deferred tax liabilities	1,417,658	1,485,365	1,631,065
Geographical information on non-current assets
Long-Lived Assets	11,152,588	11,224,237	11,283,821
Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	3,608,017	3,028,025	3,001,181
Revenue from rendering of services	71,209	75,543	84,461
Revenue	3,679,226	3,103,568	2,850,436
Total Ordinary Income	3,679,226	3,103,568	2,850,436
Geographical information on non-current assets
Long-Lived Assets	6,870,004	6,631,316	6,936,107
Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,275,607	2,134,773	1,910,949
Total Ordinary Income	2,275,607	2,134,773	1,910,949
Geographical information on non-current assets
Long-Lived Assets	4,282,584	4,592,921	4,347,714
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenue		0	0
Revenues from transactions with other operating segments	(1,127,684)	(1,056,169)	(1,187,829)
Finance income		0	0
Finance costs		0	0
Net finance costs		0	0
Depreciation and amortizations		0	0
Sum of significant income accounts		0	0
Sum of significant expense accounts		0	0
Profit (loss) of each reportable segment		0	0
Associates		0	0
Joint ventures		0	0
Income Tax		0	0
Total Ordinary Income		0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	0	0	0
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	(45,479)	(38,765)	(41,604)
Segments assets (excluding deferred tax assets)	(45,479)	(38,765)	(41,604)
Deferred tax assets		0	0
Associates		0	0
Joint Ventures		0	0
Segment liabilities		0	0
Segment liabilities (excluding deferred tax liabilities)		0	0
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets	(3,842)	(4,635)	(3,575)
Elimination [member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue		0	0
Total Ordinary Income		0	0
Geographical information on non-current assets
Long-Lived Assets	(3,842)	(4,635)	(3,575)
Elimination [member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue		0	0
Total Ordinary Income		0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,956,863	2,356,782	2,041,897
Revenue from rendering of services	87,643	94,581	104,182
Revenue	3,044,506	2,451,363	2,146,079
Revenues from transactions with other operating segments	42,434	43,829	41,586
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	232,275	246,382	240,699
Sum of significant income accounts	1,888	581	212
Sum of significant expense accounts	19,619	0	0
Profit (loss) of each reportable segment	1,173,249	589,934	308,536
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	3,044,506	2,451,363	2,146,079
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	324,482	191,771	205,205
Acquisition and contribution of investments in associates and joint venture		0	0
Segment assets	5,252,765	5,035,105	5,077,300
Segments assets (excluding deferred tax assets)	5,252,765	5,035,105	5,077,300
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	396,332	325,598	277,474
Segment liabilities (excluding deferred tax liabilities)	396,332	325,598	277,474
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	4,324,711	4,238,187	4,313,261
Pulp [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,303,086	1,781,769	1,521,453
Total Ordinary Income	2,303,086	1,781,769	1,521,453
Geographical information on non-current assets
Long-Lived Assets	2,667,179	2,537,947	2,572,702
Pulp [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	741,420	669,594	624,626
Total Ordinary Income	741,420	669,594	624,626
Geographical information on non-current assets
Long-Lived Assets	1,657,532	1,700,240	1,740,559
Forestry [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	105,170	104,392	89,750
Revenue from rendering of services	8,811	9,730	6,738
Revenue	113,981	114,122	96,488
Revenues from transactions with other operating segments	1,038,624	970,384	1,105,220
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	19,448	22,011	19,996
Sum of significant income accounts	86,763	91,089	227,776
Sum of significant expense accounts	3,885	138,139	15,193
Profit (loss) of each reportable segment	(146,538)	(210,566)	98,955
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	113,981	114,122	96,488
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	251,574	211,245	182,743
Acquisition and contribution of investments in associates and joint venture		0	0
Segment assets	5,114,163	5,040,500	5,492,364
Segments assets (excluding deferred tax assets)	5,114,163	5,040,500	5,492,364
Deferred tax assets	0	0	0
Associates	38,497	48,921	160,490
Joint Ventures	0	0	0
Segment liabilities	180,259	184,721	161,091
Segment liabilities (excluding deferred tax liabilities)	180,259	184,721	161,091
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	4,564,191	4,870,468	5,034,917
Forestry [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	55,579	55,946	52,161
Total Ordinary Income	55,579	55,946	52,161
Geographical information on non-current assets
Long-Lived Assets	3,259,801	3,221,911	3,509,727
Forestry [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	58,402	58,176	44,327
Total Ordinary Income	58,402	58,176	44,327
Geographical information on non-current assets
Long-Lived Assets	1,304,390	1,648,557	1,525,190
Panels [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,761,878
Revenue from rendering of services	0
Revenue	2,761,878
Revenues from transactions with other operating segments	9,058
Finance income	0
Finance costs	0
Net finance costs	0
Depreciation and amortizations	145,299
Sum of significant income accounts	3,195
Sum of significant expense accounts	4,555
Profit (loss) of each reportable segment	232,914
Associates	0
Joint ventures	12,549
Income Tax	0
Total Ordinary Income	2,761,878
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	323,675
Segment assets	2,905,670
Segments assets (excluding deferred tax assets)	2,905,670
Deferred tax assets	0
Associates	0
Joint Ventures	181,103
Segment liabilities	405,551
Segment liabilities (excluding deferred tax liabilities)	405,551
Deferred tax liabilities	0
Geographical information on non-current assets
Long-Lived Assets	2,053,261
Panels [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,319,766
Total Ordinary Income	1,319,766
Geographical information on non-current assets
Long-Lived Assets	806,253
Panels [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,442,112
Total Ordinary Income	1,442,112
Geographical information on non-current assets
Long-Lived Assets	1,247,008
Other [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	33,673	38,391	23,183
Revenue from rendering of services	795	692	885
Revenue	34,468	39,083	24,068
Revenues from transactions with other operating segments	37,568	35,659	34,085
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	3,313	3,568	2,529
Sum of significant income accounts	0	0	0
Sum of significant expense accounts	0	0	0
Profit (loss) of each reportable segment	7,506	6,668	(2,559)
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	34,468	39,083	24,068
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	645	428	1,479
Acquisition and contribution of investments in associates and joint venture		0	0
Segment assets	49,588	52,640	30,970
Segments assets (excluding deferred tax assets)	49,588	52,640	30,970
Deferred tax assets	0	0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	13,727	16,100	11,836
Segment liabilities (excluding deferred tax liabilities)	13,727	16,100	11,836
Deferred tax liabilities	0	0	0
Geographical information on non-current assets
Long-Lived Assets	39,889	43,791	23,067
Other [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	795	692	885
Total Ordinary Income	795	692	885
Geographical information on non-current assets
Long-Lived Assets	20,382	22,220	27
Other [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	33,673	38,391	23,183
Total Ordinary Income	33,673	38,391	23,183
Geographical information on non-current assets
Long-Lived Assets	19,507	21,571	23,040
Sub Total [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	5,857,584	5,133,338	4,649,580
Revenue from rendering of services	97,249	105,003	111,805
Revenue	5,954,833	5,238,341	4,761,385
Revenues from transactions with other operating segments	1,127,684	1,056,169	1,187,829
Finance income	20,895	19,640	29,701
Finance costs	(214,779)	(287,958)	(258,467)
Net finance costs	(193,884)	(268,318)	(228,766)
Depreciation and amortizations	407,422	421,551	409,387
Sum of significant income accounts	91,846	92,974	228,257
Sum of significant expense accounts	28,059	141,472	27,758
Profit (loss) of each reportable segment	726,759	270,352	217,577
Associates	3,043	4,855	16,348
Joint ventures	14,203	12,162	7,591
Income Tax	(226,765)	30,992	(45,647)
Total Ordinary Income	5,954,833	5,238,341	4,761,385
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	900,669	637,966	511,718
Acquisition and contribution of investments in associates and joint venture	19,627	15,918	153,135
Segment assets	14,639,227	14,033,365	14,047,785
Segments assets (excluding deferred tax assets)	14,634,592	14,025,099	14,041,688
Deferred tax assets	4,635	8,266	6,097
Associates	155,609	158,967	265,775
Joint Ventures	202,444	209,805	180,773
Segment liabilities	7,254,777	6,877,707	7,006,898
Segment liabilities (excluding deferred tax liabilities)	5,837,119	5,392,343	5,375,833
Deferred tax liabilities	1,417,658	1,485,364	1,631,065
Geographical information on non-current assets
Long-Lived Assets	11,156,430	11,228,872	11,287,396
Sub Total [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,679,226	3,103,568	2,850,436
Total Ordinary Income	3,679,226	3,103,568	2,850,436
Geographical information on non-current assets
Long-Lived Assets	6,873,846	6,635,951	6,939,682
Sub Total [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,275,607	2,134,773	1,910,949
Total Ordinary Income	2,275,607	2,134,773	1,910,949
Geographical information on non-current assets
Long-Lived Assets	4,282,584	4,592,921	4,347,714
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0
Revenue from rendering of services	0	0
Revenue	0	0	0
Revenues from transactions with other operating segments	0	0	0
Finance income	20,895	19,640	29,701
Finance costs	(214,779)	(287,958)	(258,467)
Net finance costs	(193,884)	(268,318)	(228,766)
Depreciation and amortizations	7,087	7,086	6,319
Sum of significant income accounts	0	0	0
Sum of significant expense accounts	0	0	0
Profit (loss) of each reportable segment	(540,372)	(341,001)	(353,242)
Associates	3,043	4,855	16,348
Joint ventures	1,654	1,784	2,116
Income Tax	(226,765)	30,992	(45,647)
Total Ordinary Income	0	0	0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	293	4,127	3,883
Acquisition and contribution of investments in associates and joint venture	19,627	15,918	0
Segment assets	1,317,041	881,000	932,059
Segments assets (excluding deferred tax assets)	1,312,406	872,734	925,962
Deferred tax assets	4,635	8,266	6,097
Associates	117,112	110,046	105,285
Joint Ventures	21,341	20,237	19,070
Segment liabilities	6,258,908	5,862,266	6,244,830
Segment liabilities (excluding deferred tax liabilities)	4,841,250	4,376,902	4,613,765
Deferred tax liabilities	1,417,658	1,485,364	1,631,065
Geographical information on non-current assets
Long-Lived Assets	174,378	218,297	178,100
Corporate [member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	120,231	187,639	135,808
Corporate [member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	$ 54,147	30,658	42,292
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods		2,633,773	2,494,750
Revenue from rendering of services		0	0
Revenue		2,633,773	2,494,750
Revenues from transactions with other operating segments		6,297	6,938
Finance income		0	0
Finance costs		0	0
Net finance costs		0	0
Depreciation and amortizations		142,504	139,844
Sum of significant income accounts		1,304	269
Sum of significant expense accounts		3,333	12,565
Profit (loss) of each reportable segment		225,317	165,887
Associates		0	0
Joint ventures		10,378	5,475
Income Tax		0	0
Total Ordinary Income		2,633,773	2,494,750
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets		230,395	118,408
Acquisition and contribution of investments in associates and joint venture		0	153,135
Segment assets		3,024,120	2,515,092
Segments assets (excluding deferred tax assets)		3,024,120	2,515,092
Deferred tax assets		0	0
Associates		0	0
Joint Ventures		189,568	161,703
Segment liabilities		489,022	311,667
Segment liabilities (excluding deferred tax liabilities)		489,022	311,667
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets		1,858,129	1,738,051
Wood products [Member] | Chilean entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue		1,265,161	1,275,937
Total Ordinary Income		1,265,161	1,275,937
Geographical information on non-current assets
Long-Lived Assets		666,234	721,418
Wood products [Member] | Foreign entities [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue		1,368,612	1,218,813
Total Ordinary Income		1,368,612	1,218,813
Geographical information on non-current assets
Long-Lived Assets		$ 1,191,895	$ 1,016,633